Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value - Fair Value, Recurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Investments	$ 32,332
Liabilities:
Public Warrants	14,167
Level 2 [Member]
Liabilities:
Private Warrants	396
Level 3 [Member]
Liabilities:
Legacy Heliogen preferred stock warrants		$ 46